Geographic Area Data Recorded to Consolidated (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 17,050.5	$ 16,355.2	$ 10,292.9
Property, plant and equipment, net	2,312.9	1,973.3	1,673.7
Equipment on operating leases, net	2,888.7	2,389.8	2,019.3
United States
Segment Reporting Information [Line Items]
Revenues	8,234.8	7,389.8	4,195.8
Property, plant and equipment, net	1,182.5	1,059.1	846.4
Equipment on operating leases, net	1,019.7	871.2	666.9
Europe
Segment Reporting Information [Line Items]
Revenues	4,282.3	5,104.0	3,472.3
Other Countries
Segment Reporting Information [Line Items]
Revenues	4,533.4	3,861.4	2,624.8
Property, plant and equipment, net	600.7	447.1	445.7
Equipment on operating leases, net	1,052.9	793.2	633.5
NETHERLANDS
Segment Reporting Information [Line Items]
Property, plant and equipment, net	529.7	467.1	381.6
UNITED KINGDOM
Segment Reporting Information [Line Items]
Equipment on operating leases, net	425.3	374.8	384.9
GERMANY
Segment Reporting Information [Line Items]
Equipment on operating leases, net	$ 390.8	$ 350.6	$ 334.0